Property and Equipment (Tables)	12 Months Ended
Jul. 03, 2022
Property and Equipment Table [Abstract]
Schedule of property and equipment
	July 3, 2022	June 27, 2021
Land	$77,006	$19,879
Buildings and improvements	69,219	16,155
Leasehold improvements	349,534	313,441
Equipment, furniture, and fixtures	375,780	315,719
Construction in progress	15,638	27,028
	887,177	692,222
Accumulated depreciation	(352,456)	(276,561)
Property and equipment, net of accumulated depreciation	$534,721	$415,661

Schedule of depreciation expense related to property and equipment
	Fiscal Year Ended
	July 3, 2022	June 27, 2021
Depreciation expense	$77,471	$67,934